Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.32%
ASSET-BACKED SECURITIES — 7.36%**
Access Group, Inc., Series 2015-1, Class A (LIBOR USD 1-Month plus 0.70%)
2.49%	07/25/56	[1,2]	$1,760,502	$1,723,630
AMMC CLO 19 Ltd., Series 2016-19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.14%	10/16/28	[1,2,3]	2,200,000	2,200,029
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	01/20/28	[1,2,3]	6,700,000	6,696,677
Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.05%	07/20/28	[1,2,3]	5,500,000	5,502,692
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.24%	04/25/35	[1,2]	210,164	206,474
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.71%	02/25/30	[1]	85,332	85,356
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.94%	10/27/36	[1]	5,075,000	5,070,603
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.59%	04/26/32	[1,2]	8,375,000	8,317,428
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.44%	08/27/46	[1,2]	6,930,177	6,610,947
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.36%	08/25/42	[1]	2,307,095	2,126,913
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[1,2]	1,074,801	1,075,274
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	3,778,534	4,024,501
Magnetite VII Ltd., Series 2012-7A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.80%	01/15/28	[1,2,3]	5,825,000	5,812,836

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.36%	11/26/40	[1]	$5,212,281	$5,118,685
Navient Student Loan Trust, Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.95%	03/25/66	[1,2]	9,796,383	9,777,223
Navient Student Loan Trust, Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	12/27/66	[1,2]	2,831,148	2,817,542
Nelnet Student Loan Trust, Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.39%	06/25/41	[1,2]	2,570,787	2,513,484
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	07/25/46	[1,2]	8,331,322	8,200,723
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.04%	04/28/30	[1]	1,423,031	1,419,019
PHEAA Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.94%	09/25/65	[1,2]	8,902,797	8,896,511
Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.89%	10/20/27	[1,2,3]	4,441,287	4,441,409
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.97%	05/15/29	[1]	4,018,267	3,932,841
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.36%	12/15/27	[1,2]	6,522,539	6,527,505
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.44%	12/15/25	[1,2]	3,517,885	3,503,647
SLM Student Loan Trust, Series 2006-9, Class A5
(LIBOR USD 3-Month plus 0.10%)
2.04%	01/26/26	[1]	1,018,933	1,017,254
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.32%	10/25/24	[1]	3,118,366	3,120,728

December 2019 / 1

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.59%	01/25/22	[1]	$5,410,019	$5,299,520
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.59%	07/25/22	[1]	4,606,679	4,638,148
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[1]	3,112,745	3,094,168
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	03/25/26	[1]	37,300	37,310
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	01/25/29	[1]	2,566,527	2,521,909
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.44%	05/26/26	[1]	10,097,084	9,861,368
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	06/25/43	[1]	3,122,041	3,078,532
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.39%	02/26/29	[1]	5,035,395	4,911,830
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	3,500,000	3,278,786

Total Asset-Backed Securities (Cost $147,442,616)				147,461,502

BANK LOANS — 0.87%*
Automotive — 0.03%
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	04/30/26	[1,2]	598,500	601,681

Communications — 0.45%
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	01/15/26	[1,2]	1,191,000	1,194,275

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[1,2]	$1,695,652	$1,707,547
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.43%	01/02/24	[1,2,3]	488,919	494,331
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	4,252,054	4,318,131
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[1,2]	491,250	494,934
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[1,2]	785,859	780,358

				8,989,576

Electric — 0.02%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.55%	12/31/20	[1,2,4,5]	773,370	430,508

Finance — 0.17%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.69%	10/06/23	[1,2]	3,450,655	3,468,270

Health Care — 0.04%
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.74%	06/02/25	[1,2]	678,094	682,827

Industrials — 0.03%
Berry Global, Inc., Term Loan U, 1st Lien
(LIBOR plus 2.50%)
4.22%	07/01/26	[1,2]	597,000	599,448

Information Technology — 0.13%
Broadcom, Inc., Delayed-Draw Term Loan A3
(LIBOR plus 1.25%)
1.25%	11/04/22	[1,2]	1,250,000	1,245,050
IQVIA, Inc., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.69%	03/07/24	[1,2]	450,337	453,340

2 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
IQVIA, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.69%	06/11/25	[1,2]	$492,500	$495,733
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	192,999	194,575
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	278,357	280,631

				2,669,329

Total Bank Loans (Cost $17,719,943)				17,441,639

CORPORATES — 30.68%*
Banking — 5.48%
Bank of America Corp.
2.74%	01/23/22	[6]	9,705,000	9,777,251
3.00%	12/20/23	[6]	2,159,000	2,210,464
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	18,025,000	18,065,528
Bank of America N.A.
3.34%	01/25/23	[6]	1,015,000	1,042,211
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	13,950,000	13,956,984
3.09%	04/26/21	[6]	261,000	261,912
Lloyds Bank PLC (United Kingdom)
3.30%	05/07/21	[3]	6,475,000	6,582,640
6.38%	01/21/21	[3]	2,000,000	2,089,968
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	3,000,000	3,003,105
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	13,000,000	13,140,090
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,264,161
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.16%	10/31/23	[1]	2,000,000	2,037,988
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		9,535,000	9,536,538
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[6]	1,105,000	1,106,682
2.40%	01/15/20		20,000,000	20,003,011
3.33%	07/23/21	[6]	4,620,000	4,656,611

				109,735,144

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 1.72%
AT&T, Inc.
3.40%	05/15/25		$2,655,000	$2,782,597
3.88%	01/15/26		1,400,000	1,502,331
3.90%	03/11/24		1,700,000	1,807,712
(LIBOR USD 3-Month plus 1.18%)
3.07%	06/12/24	[1]	475,000	484,163
Charter Communications Operating LLC/ Charter Communications Operating Capital
4.50%	02/01/24		1,720,000	1,852,235
4.91%	07/23/25		2,200,000	2,419,318
Comcast Corp.
3.45%	10/01/21		3,265,000	3,361,799
Cox Communications, Inc.
7.63%	06/15/25		900,000	1,096,018
Discovery Communications LLC
2.80%	06/15/20		715,000	716,905
Sprint Communications, Inc.
7.00%	03/01/20	[2]	1,264,000	1,272,229
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	7,831,250	7,910,737
4.74%	03/20/25	[2]	1,000,000	1,061,895
ViacomCBS, Inc.
2.50%	02/15/23		2,095,000	2,110,243
3.88%	04/01/24		2,000,000	2,119,240
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	668,000	705,586
4.13%	05/30/25	[3]	3,000,000	3,259,991

				34,462,999

Consumer Discretionary — 0.71%
BAT Capital Corp.
2.76%	08/15/22		8,530,000	8,658,486
Molson Coors Beverage Co.
2.25%	03/15/20		5,000,000	4,998,182
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
5.50%	07/15/21	[1,2]	550,000	551,925

				14,208,593

Electric — 2.27%
American Electric Power Co., Inc., Series I
3.65%	12/01/21		5,000,000	5,158,917
Black Hills Corp.
4.25%	11/30/23		4,050,000	4,319,665
Dominion Energy, Inc.
2.45%	01/15/23	[2]	5,000,000	5,021,124
Evergy Metro, Inc.
3.65%	08/15/25		2,555,000	2,727,637

December 2019 / 3

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
LG&E & KU Energy LLC
3.75%	11/15/20		$3,400,000	$3,435,667
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.60%	03/27/20	[1]	4,582,000	4,583,813
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.38%	05/04/21	[1]	7,700,000	7,712,494
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[1]	3,952,000	3,952,699
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,271,534
PNM Resources, Inc.
3.25%	03/09/21		7,115,000	7,200,017

				45,383,567

Energy — 1.77%
Energy Transfer Operating LP
4.90%	02/01/24		4,292,000	4,627,420
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[3]	6,470,000	6,456,073
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		5,422,000	5,618,508
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	2,036,000	2,061,068
Ruby Pipeline LLC
6.50%	04/01/22	[2]	2,876,932	2,977,624
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,715,000	1,910,621
Spectra Energy Partners LP
4.60%	06/15/21		1,725,000	1,777,144
4.75%	03/15/24		4,519,000	4,928,883
TC PipeLines LP
4.65%	06/15/21		4,900,000	5,042,974

				35,400,315

Finance — 6.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[3]	1,935,000	1,999,921
5.00%	10/01/21	[3]	1,000,000	1,048,823
Air Lease Corp.
2.13%	01/15/20		5,000,000	4,999,756
3.50%	01/15/22		2,170,000	2,230,790
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.28%	04/06/20	[1,2]	8,000,000	8,005,671
Citibank N.A. (BKNT)
3.05%	05/01/20		11,605,000	11,640,501

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	$8,195,000	$8,260,758
Ford Motor Credit Co. LLC
2.43%	06/12/20		2,500,000	2,498,672
2.46%	03/27/20		1,000,000	1,000,380
3.20%	01/15/21		5,000,000	5,027,187
3.81%	10/12/21		1,005,000	1,023,901
5.60%	01/07/22		1,662,000	1,752,072
5.75%	02/01/21		5,241,000	5,406,747
5.88%	08/02/21		1,000,000	1,047,187
8.13%	01/15/20		2,000,000	2,004,132
(LIBOR USD 3-Month plus 0.79%)
2.68%	06/12/20	[1]	2,080,000	2,081,375
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[1]	1,205,000	1,200,361
(LIBOR USD 3-Month plus 0.88%)
2.88%	10/12/21	[1]	2,500,000	2,479,235
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	17,475,000	17,463,644
General Motors Financial Co., Inc.
4.20%	03/01/21		3,000,000	3,064,134
4.20%	11/06/21		3,000,000	3,108,305
4.38%	09/25/21		4,000,000	4,145,780
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21		1,880,000	1,896,842
2.88%	10/31/22	[6]	726,000	736,031
2.91%	07/24/23	[6]	6,814,000	6,935,870
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	2,811,005
5.50%	07/24/20		3,450,000	3,520,002
(LIBOR USD 3-Month plus 0.55%)
2.45%	02/10/21	[1]	10,000,000	10,004,978
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,6]	4,910,000	5,052,947
Park Aerospace Holdings Ltd. (Cayman Islands)
3.63%	03/15/21	[2,3]	860,000	869,580
4.50%	03/15/23	[2,3]	2,070,000	2,179,129
5.25%	08/15/22	[2,3]	1,165,000	1,244,467

				126,740,183

Food — 1.49%
Campbell Soup Co.
3.30%	03/15/21		4,025,000	4,085,981
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[1]	1,000,000	1,000,359

4 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.38%	10/09/20	[1]	$8,203,000	$8,216,297
(LIBOR USD 3-Month plus 0.75%)
2.70%	10/22/20	[1]	3,000,000	3,000,309
Kraft Heinz Foods Co.
3.95%	07/15/25		1,500,000	1,589,531
4.00%	06/15/23		11,326,000	11,929,922

				29,822,399

Health Care — 4.29%
Aetna, Inc.
3.50%	11/15/24		3,136,000	3,285,187
Allergan Finance LLC
3.25%	10/01/22		1,500,000	1,536,166
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[3]	3,000,000	3,069,796
3.80%	03/15/25	[3]	2,615,000	2,753,521
3.85%	06/15/24	[3]	2,500,000	2,627,673
Anthem, Inc.
2.38%	01/15/25		6,000,000	6,000,021
3.70%	08/15/21		1,478,000	1,512,807
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[2,3]	5,000,000	5,210,425
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	1,455,000	1,447,913
2.75%	07/15/21	[2]	635,000	639,023
2.85%	04/15/25	[2]	2,300,000	2,246,336
3.50%	06/25/21	[2]	1,825,000	1,859,111
3.88%	12/15/23	[2]	2,000,000	2,100,842
4.25%	12/15/25	[2]	1,000,000	1,080,055
Becton Dickinson and Co.
2.40%	06/05/20		2,260,000	2,262,583
3.25%	11/12/20		875,000	883,489
Bristol-Myers Squibb Co.
3.25%	08/15/22	[2]	2,278,000	2,353,014
(LIBOR USD 3-Month plus 0.20%)
2.10%	11/16/20	[1,2]	4,100,000	4,102,958
Cigna Corp.
3.75%	07/15/23		6,000,000	6,301,271
4.50%	03/15/21	[2]	5,335,000	5,454,235
Cigna Holding Co.
5.13%	06/15/20		1,725,000	1,748,685
CVS Health Corp.
4.10%	03/25/25		4,000,000	4,309,288
Elanco Animal Health, Inc.
3.91%	08/27/21		2,500,000	2,565,433
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	3,353,000	3,393,135

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
5.00%	03/15/24		$1,000,000	$1,094,209
Humana, Inc.
2.50%	12/15/20		5,675,000	5,698,506
3.15%	12/01/22		2,000,000	2,054,706
Shire Acquisitions Investments Ireland DAC (Ireland)
2.40%	09/23/21	[3]	1,000,000	1,005,946
Sutter Health, Series 13-C
2.29%	08/15/53		1,525,000	1,524,798
Tenet Healthcare Corp.
4.63%	09/01/24	[2]	3,000,000	3,131,550
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.65%	03/19/21	[1]	2,685,000	2,685,281

				85,937,963

Industrials — 1.79%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	1,070,000	1,077,428
Bemis Co., Inc.
4.50%	10/15/21	[2]	2,550,000	2,628,377
General Electric Co. (GMTN)
4.63%	01/07/21		1,030,000	1,053,613
General Electric Co. (MTN)
2.00%	02/15/21		7,000,000	6,932,178
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[1]	7,674,000	7,420,921
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[1]	2,182,000	1,722,798
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
3.00%	04/15/23	[1]	4,936,000	4,940,050
Ingersoll-Rand Co.
9.00%	08/15/21		1,100,000	1,201,735
L3Harris Technologies, Inc.
4.95%	02/15/21	[2]	1,525,000	1,562,303
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.55%	08/16/21	[1]	7,250,000	7,250,972

				35,790,375

Information Technology — 0.88%
Analog Devices, Inc.
2.85%	03/12/20		4,030,000	4,035,717
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		4,750,000	4,750,286
Broadcom, Inc.
3.13%	04/15/21	[2]	2,525,000	2,556,280

December 2019 / 5

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)

NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	$6,125,000	$6,282,040

				17,624,323

Insurance — 0.26%

Metropolitan Life Global Funding I
3.38%	01/11/22	[2]	1,550,000	1,594,096

Nationwide Mutual Insurance Co.
4.18%	12/15/24	[2,6]	3,550,000	3,536,688

				5,130,784

Real Estate Investment Trust (REIT) — 2.68%

American Campus Communities Operating Partnership LP
3.35%	10/01/20		7,700,000	7,764,192
Boston Properties LP
4.13%	05/15/21		1,495,000	1,525,190
Digital Realty Trust LP
2.75%	02/01/23		1,030,000	1,041,532
3.63%	10/01/22		2,430,000	2,513,277
Essex Portfolio LP
5.20%	03/15/21		1,405,000	1,446,811
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		3,240,000	3,312,317
4.88%	11/01/20		694,000	706,442
5.38%	11/01/23		6,725,000	7,342,555
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000,000	5,165,807
Kimco Realty Corp.
3.40%	11/01/22		4,000,000	4,134,572
National Retail Properties, Inc.
3.80%	10/15/22		4,750,000	4,936,151
Realty Income Corp.
3.25%	10/15/22		3,000,000	3,099,115
Reckson Operating Partnership LP
7.75%	03/15/20		1,650,000	1,668,274
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[1]	5,000,000	5,001,061
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%	10/05/20	[2]	4,000,000	4,029,308

				53,686,604

Retail — 0.35%

Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.70%	04/17/20	[1]	7,000,000	7,001,342

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services — 0.37%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	$7,046,000	$7,519,887

Transportation — 0.29%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		54,850	56,346
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		720,426	738,794
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		993,218	1,035,905
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
2.86%	06/01/21	[1,2]	2,135,000	2,144,736
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		351,816	360,871
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,376,694	1,498,751

				5,835,403

Total Corporates (Cost $604,254,941)				614,279,881

MORTGAGE-BACKED — 33.33%**

Non-Agency Commercial
Mortgage-Backed — 7.89%
Benchmark Mortgage Trust, Series 2018-B4, Class A1
3.13%	07/15/51		2,775,442	2,824,681
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.77%	09/10/45	[2,6]	15,814,103	606,483
Commercial Mortgage Trust, Series 2010-C1, Class A3
4.21%	07/10/46	[2]	12,068,252	12,115,456
Commercial Mortgage Trust, Series 2012-CR3, Class A3
2.82%	10/15/45		10,852,512	10,990,221
Commercial Mortgage Trust, Series 2013-LC6, Class ASB
2.48%	01/10/46		7,427,606	7,458,203
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,6]	5,897,711	6,016,136
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4
4.54%	07/10/44	[2]	7,768,038	7,939,460

6 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A
5.40%	12/13/28	[2]	$5,686,155	$5,865,029
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.91%	04/15/35	[1,2]	772,918	758,456
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A1
3.20%	07/10/51		6,084,862	6,202,336
GS Mortgage Securities Trust, Series 2010-C1, Class A2
4.59%	08/10/43	[2]	7,565,000	7,610,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3
4.07%	11/15/43	[2]	7,277,178	7,316,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%	08/15/46		1,703,967	1,750,759
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB
3.14%	05/15/45		8,421,630	8,532,949
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A
2.20%	09/13/31	[2]	4,565,000	4,555,736
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4
5.03%	09/15/47	[2,6]	2,609,504	2,658,837
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4
4.66%	06/15/44	[2]	5,250,000	5,368,382
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	07/15/49		4,354,516	4,412,670
One Lincoln Street Commercial Mortgage, Series 2004-C3, Class A1
5.72%	10/15/30	[2,6]	8,232,397	9,025,434
UBS Commercial Mortgage Trust, Series 2019-C16, Class A1
2.74%	04/15/52		8,999,094	9,123,770
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4
2.79%	12/10/45		13,800,000	13,944,839
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[2]	3,514,000	3,549,400
Vornado DP LLC Trust, Series 2010-VNO, Class A1
2.97%	09/13/28	[2]	1,739,843	1,742,344

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	$6,077,016	$6,114,239
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2
2.55%	06/15/48		3,310,923	3,311,501
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4
3.04%	03/15/45		8,050,000	8,246,211

				158,041,469

Non-Agency Mortgage-Backed — 7.77%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/37	[1]	11,753,441	11,638,150
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
2.04%	12/25/35	[1]	3,174,257	3,182,259
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 02/25/20)
7.12%	10/25/27		9,698	10,260
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	10/25/35	[1]	778,743	780,885
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		7,615,795	7,800,940
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	03/27/36	[1,2]	2,629,025	2,629,418
Banc of America Funding Trust, Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
1.85%	07/27/36	[1,2]	3,407,055	3,375,286
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[2,6]	7,993,017	7,985,951
BCAP LLC Trust, Series 2008-IND2,
Class A1
(LIBOR USD 1-Month plus 1.65%)
3.44%	04/25/38	[1]	3,544,735	3,580,933
BCAP LLC Trust, Series 2013-RR5,
Class 2A1
3.70%	03/26/37	[2,6]	2,520,655	2,551,228

December 2019 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2004-3, Class 4A
4.38%	07/25/34	[6]	$810,568	$808,743
Chase Funding Trust, Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
2.69%	02/25/32	[1]	30,777	30,715
Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1
4.25%	02/25/37	[6]	6,393,736	6,695,984
Chase Mortgage Finance Trust, Series 2007-A2, Class 2A3
4.15%	07/25/37	[6]	1,287,885	1,305,287
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.97%	05/25/36	[1,2]	728,228	701,592
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
2.77%	09/25/58	[1,2]	7,092,210	7,057,075
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.98%	02/25/34	[6]	99,338	97,453
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
3.09%	07/25/37	[1]	90,000	87,040
Conseco Finance Corp., Series 1998-2, Class A5
6.24%	12/01/28		365	367
Countrywide Asset-Backed Certificates Trust, Series 2005-11, Class MV2
(LIBOR USD 1-Month plus 0.49%)
2.28%	02/25/36	[1]	909,006	911,233
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.79%	08/25/34	[6]	11,769	11,598
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
3.99%	02/25/34	[6]	1,460,469	1,512,415
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.85%	04/25/37	[1]	2,732,985	2,104,250
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
1.97%	03/19/45	[1]	727,476	703,707

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Encore Credit Receivables Trust, Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.48%	11/25/35	[1]	$1,557,952	$1,572,755
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
2.79%	08/25/34	[1]	686,138	687,848
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.06%	09/25/34	[6]	4,226	4,243
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30	[1]	148,815	123,448
GSAMP Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.29%)
2.08%	02/25/36	[1]	6,718,105	6,681,720
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
4.65%	11/25/35	[6]	330,192	326,897
HSI Asset Securitization Corp. Trust, Series 2005-NC1, Class M1
(LIBOR USD 1-Month plus 0.77%)
2.56%	07/25/35	[1]	2,007,963	2,037,401
Impac CMB Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.43%	08/25/35	[1]	2,292,888	2,240,247
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.57%	12/25/34	[1]	252,123	222,757
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.59%	11/25/34	[1]	819,343	796,651
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		455,602	468,308
JPMorgan Mortgage Acquisition Trust, Series 2005-FRE1, Class A2F3 (STEP-reset date 02/25/20)
3.23%	10/25/35		764,783	764,524
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.07%	03/25/47	[1]	50,000	44,283

8 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
4.56%	07/25/35	[6]	$894,847	$906,324
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
4.31%	07/25/35	[6]	218,024	223,512
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[4,5,6]	100,516,544	1,792,416
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.93%	01/25/34	[6]	6,926	7,008
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
4.70%	11/21/34	[6]	720,142	740,389
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
4.24%	04/25/34	[6]	114,052	114,614
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
4.13%	06/25/34	[6]	30,768	30,332
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		2,222,155	2,302,715
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		3,567,399	3,912,604
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		3,796,304	3,890,990
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		3,530,536	3,648,268
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.47%	10/25/32	[6]	202,311	209,411
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.97%	06/25/37	[1]	10,743,287	8,661,769
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
4.35%	08/25/34	[6]	983,888	985,426
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		1,341,459	1,079,590
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
(LIBOR USD 1-Month plus 0.31%)
2.10%	08/25/36	[1]	2,055,743	2,060,751

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		$862,240	$978,796
Mid-State Capital Corp., Series 2006-1, Class A
5.79%	10/15/40	[2]	4,600,529	5,088,369
Mid-State Trust, Series 2010-W, Class A2
5.82%	02/15/36		566,531	614,102
Morgan Stanley ABS Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.72%	07/25/34	[1]	1,333,269	1,328,215
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
2.69%	07/25/34	[1]	114,435	114,906
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.39%	08/25/35	[1]	266,106	264,858
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	10/25/35	[1]	3,879,974	3,841,915
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/36	[1]	8,245,569	8,135,396
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
2.77%	10/25/34	[1]	4,417,711	4,474,047
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.54%	07/25/35	[1]	727,816	730,011
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.74%	03/25/35	[6]	2,081,897	1,364,566
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50%	07/25/32		185,461	183,247
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50%	05/25/32		435,509	416,123
Saxon Asset Securities Trust, Series 2005-3,
Class M2
(LIBOR USD 1-Month plus 0.72%)
2.03%	11/25/35	[1]	6,180,941	6,166,646

December 2019 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2 (STEP-reset date 02/25/20)
3.29%	01/25/36		$1,959,243	$1,702,946
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A5
(LIBOR USD 1-Month plus 0.14%)
1.93%	09/25/36	[1]	513,235	512,600
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 3A5
4.30%	09/25/33	[6]	557,490	569,136
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.34%	07/25/34	[1,2]	115,413	114,387
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
4.10%	01/25/33	[6]	97,405	99,424
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.94%	01/25/35	[6]	570,035	590,711
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		3,436,551	3,668,475
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.08%	10/25/45	[1]	2,155,093	2,127,266
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.12%	01/25/45	[1]	336,615	332,173

				155,518,285

U.S. Agency Commercial
Mortgage-Backed — 8.46%
Fannie Mae-Aces, Series 2012-M2, Class A2
2.72%	02/25/22		8,436,892	8,518,578
Fannie Mae-Aces, Series 2016-M5, Class A1
2.07%	04/25/26		11,771,888	11,755,880
Fannie Mae-Aces, Series 2017-M14,
Class A1
2.88%	11/25/27	[6]	12,317,937	12,671,967
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J22F, Class A1
3.45%	05/25/23		6,836,761	7,012,050

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A2
3.81%	08/25/20		$5,808,907	$5,839,446
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20	[6]	8,232,440	8,326,462
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class A1
1.98%	10/25/22		8,391,253	8,387,696
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
2.00%	01/25/22	[1]	2,765,726	2,763,395
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF14, Class A
(LIBOR USD 1-Month plus 0.65%)
2.35%	01/25/23	[1]	14,704,467	14,709,878
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.25%	03/25/23	[1]	8,261,095	8,262,263
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF19, Class A
(LIBOR USD 1-Month plus 0.45%)
2.15%	06/25/23	[1]	3,372,409	3,371,157
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	07/25/23	[1]	5,825,312	5,822,344
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ03, Class A1
1.67%	01/25/21		2,645,126	2,637,588
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ11, Class A2
2.93%	01/25/23		10,160,442	10,370,492
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ14, Class A1
2.20%	11/25/23		2,096,656	2,104,232

10 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ17, Class A1
2.40%	10/25/24		$3,273,262	$3,317,193
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		2,106,288	2,116,527
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ24, Class A1
2.28%	05/25/26		13,229,625	13,246,664
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	01/25/23	[1]	11,782,329	11,777,127
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.98%	01/25/46	[6]	8,224,204	8,273,734
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.98%	05/25/44	[1]	3,315,635	3,318,077
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[6]	9,143,506	9,217,341
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[6]	1,083,824	1,087,785
Ginnie Mae, Series 2009-115, Class D
4.59%	01/16/50	[6]	4,297,113	4,423,507

				169,331,383

U.S. Agency Mortgage-Backed — 9.21%
Fannie Mae Pool 466973
3.85%	01/01/21		13,212,358	13,342,232
Fannie Mae Pool 468764
4.16%	07/01/21		13,090,000	13,462,279
Fannie Mae Pool 469058
3.02%	02/01/22		4,939,368	5,011,693
Fannie Mae Pool 470606
2.99%	03/01/22		6,351,124	6,448,655
Fannie Mae Pool 567002
8.00%	05/01/23		15,149	15,979
Fannie Mae Pool 735861
6.50%	09/01/33		11,895	13,147

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
4.43%	04/01/34	[1]	$170,524	$174,741
Fannie Mae Pool 995182
5.50%	06/01/20		34	33
Fannie Mae Pool AD0538
6.00%	05/01/24		268,898	282,412
Fannie Mae Pool AE0083
6.00%	01/01/40		950,233	1,090,356
Fannie Mae Pool AL0851
6.00%	10/01/40		1,153,775	1,323,905
Fannie Mae Pool AL2206
3.73%	07/01/22		6,234,194	6,414,263
Fannie Mae Pool AM4580
3.43%	10/01/23		6,707,895	7,018,807
Fannie Mae Pool FN0001
3.77%	12/01/20		10,297,325	10,431,571
Fannie Mae REMICS, Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
2.19%	09/17/27	[1]	13,315	13,084
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.74%	10/25/31	[1]	680,831	693,518
Fannie Mae REMICS, Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
2.24%	12/25/33	[1]	117,119	117,112
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.39%	12/25/32	[1]	4,238,688	4,267,844
Fannie Mae REMICS, Series 2005-59, Class NF
(LIBOR USD 1-Month plus 0.25%)
2.04%	05/25/35	[1]	2,030,859	2,023,678
Fannie Mae REMICS, Series 2007-61, Class AF
(LIBOR USD 1-Month plus 0.28%)
2.07%	03/25/37	[1]	781,795	781,074
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.26%	07/25/37	[1]	343,307	344,562
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		98,058	98,771

December 2019 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.61%	03/25/37	[1]	$2,106,229	$2,133,092
Fannie Mae REMICS, Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
2.99%	10/25/49	[1]	2,635,058	2,686,204
Fannie Mae REMICS, Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
2.69%	11/25/49	[1]	1,968,612	2,008,206
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.19%	10/25/40	[1]	1,220,167	1,219,753
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.44%	11/25/36	[1]	7,018,587	1,269,396
Fannie Mae REMICS, Series 2010-39, Class FE
(LIBOR USD 1-Month plus 0.77%)
2.56%	06/25/37	[1]	3,944,222	3,990,517
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		954,955	1,034,059
Fannie Mae REMICS, Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
2.55%	02/25/40	[1]	1,475,448	1,500,014
Fannie Mae REMICS, Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.81%	09/25/40	[1]	5,322,897	1,163,818
Fannie Mae REMICS, Series 2011-118, Class FB
(LIBOR USD 1-Month plus 0.45%)
2.24%	11/25/41	[1]	5,907,635	5,904,491
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.29%	05/25/37	[1]	2,332,402	2,334,793
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.31%	04/25/42	[1]	5,122,686	5,123,111
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.04%	07/25/42	[1]	4,101,498	4,084,285

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.20%	01/25/50	[1]	$10,550,000	$10,531,887
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		180	185
Freddie Mac Gold Pool A45796
7.00%	01/01/33		3,712	4,019
Freddie Mac Gold Pool C46104
6.50%	09/01/29		6,113	6,793
Freddie Mac Gold Pool G13032
6.00%	09/01/22		230,292	236,072
Freddie Mac Gold Pool G13475
6.00%	01/01/24		33,095	34,064
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		379,809	416,803
Freddie Mac REMICS, Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
2.74%	06/15/31	[1]	6,418	6,548
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.34%	10/15/33	[1]	2,834,879	2,854,337
Freddie Mac REMICS, Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
2.04%	04/15/35	[1]	2,751,684	2,745,071
Freddie Mac REMICS, Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
2.24%	12/15/34	[1]	1,695,888	1,695,518
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		218,514	245,724
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.04%	08/15/35	[1]	747,746	743,855
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.04%	08/15/35	[1]	1,928,322	1,918,289
Freddie Mac REMICS, Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
2.68%	06/15/38	[1]	343,439	348,610

12 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
2.64%	05/15/39	[1]	$364,936	$370,458
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		143,338	158,041
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.14%	11/15/40	[1]	337,129	337,098
Freddie Mac REMICS, Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
2.09%	02/15/41	[1]	5,012,617	4,988,183
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.14%	05/15/32	[1]	604,621	605,073
Freddie Mac Strips, Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
2.04%	07/15/36	[1]	2,132,819	2,116,877
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.24%	06/15/42	[1]	3,176,918	3,166,610
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.24%	11/15/43	[1]	14,281,978	14,277,439
Ginnie Mae II Pool 1849
8.50%	08/20/24		247	249
Ginnie Mae II Pool 2020
8.50%	06/20/25		258	263
Ginnie Mae II Pool 2286
8.50%	09/20/26		401	434
Ginnie Mae II Pool 2487
8.50%	09/20/27		6,547	7,146
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/27	[1]	14,022	14,469
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.00%	03/20/32	[1]	23,311	23,277
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	8,550	8,887

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34	[1]	$299,461	$311,299
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.00%)
4.50%	01/20/35	[1]	9,931	10,033
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.00%	02/20/25	[1]	11,093	11,153
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
2.04%	02/16/33	[1]	769,396	768,624
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.04%	05/20/37	[1]	4,494,251	567,480
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.06%	07/20/38	[1]	391,410	391,259
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		2,016,077	1,993,248
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.16%	10/07/20	[1]	6,508,655	6,511,371
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.27%	12/08/20	[1]	6,567,460	6,573,785
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.27%	12/08/20	[1]	3,012,578	3,014,382
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.24%	03/09/21	[1]	6,012,481	6,015,180
NCUA Guaranteed Notes Trust, Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.16%	01/08/20	[1]	1,584,602	1,584,639

December 2019 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes Trust, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.12%	03/11/20	[1]	$ 1,016,311	$1,016,326

				184,452,513

Total Mortgage-Backed (Cost $663,181,585)				667,343,650

U.S. TREASURY SECURITIES — 23.08%
U.S. Treasury Notes — 23.08%
U.S. Treasury Floating Rate Notes
1.75%	07/31/21	[1]	10,000,000	10,001,531
U.S. Treasury Notes
1.50%	10/31/21		162,801,000	162,600,673
1.50%	11/30/21		224,705,000	224,437,284
1.63%	12/31/21		40,640,000	40,693,975
1.63%	12/15/22		24,384,000	24,409,718

Total U.S. Treasury Securities (Cost $461,695,820)				462,143,181

Total Bonds – 95.32% (Cost $1,894,294,905)				1,908,669,853

Issues			Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[2,4,5,7]			106,501	372,753

Total Common Stock (Cost $6,078,660)

Purchased Swaptions – 0.00% (Cost $939,000)				3,285

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 3.94%
Commercial paper — 0.43%
Ford Motor Credit Co. LLC
3.20%[8]	10/08/20		3,625,000	3,546,934
Pfizer, Inc.
1.91%[8]	02/19/20		5,090,000	5,077,970

				8,624,904

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations — 2.02%
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[3,8]	01/14/20	$2,185,000,000	$20,106,730
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[3,8]	01/27/20	2,215,000,000	20,385,783

			40,492,513

Money Market Funds — 0.81%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[9]		237,484	237,484
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[9]		15,964,000	15,964,000

			16,201,484

U.S. Treasury Bills — 0.68%
U.S. Treasury Bills
1.54%[8,10]	03/19/20	3,693,000	3,681,336
1.56%[8]	02/18/20	10,000,000	9,980,613

			13,661,949

Total Short-Term Investments (Cost $79,196,608)			78,980,850

Total Investments Before Written Swaptions – 99.28%

(Cost $1,980,509,173)			1,988,026,741

Written Swaptions – 0.00% (Cost $(540,000))			(1,974)

Cash and Other Assets, Less
Liabilities – 0.72%			14,388,050

Net Assets – 100.00%			$2,002,412,817

14 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,595,677, which is 0.13% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2019.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $3,681,293.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 20,486,520	JPY 2,185,000,000	Goldman Sachs International	01/14/20	$365,084
USD 10,482,812	JPY 1,130,000,000	Citigroup Global Markets, Inc.	01/27/20	69,251
USD 10,028,097	JPY 1,085,000,000	Goldman Sachs International	01/27/20	29,235

NET UNREALIZED APPRECIATION				$463,570

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	2,948	03/31/20	$635,294,000	$(278,484)	$(278,484)
U.S. Treasury Five Year Note	354	03/31/20	41,987,719	(106,802)	(106,802)

			677,281,719	(385,286)	(385,286)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	320	03/06/20	(47,999,820)	194,488	194,488

TOTAL FUTURES CONTRACTS			$629,281,899	$(190,798)	$(190,798)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$3,285	$939,000	$(935,715)

December 2019 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

			Received by the Fund			Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$(30,000,000)	$(1,974)	$(540,000)	$538,026

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$120,225	$1,457,981	$—	$1,457,981
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	44,495	560,668	—	560,668
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	49,425	(1,458,848)	—	(1,458,848)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	18,225	(563,918)	—	(563,918)

TOTAL SWAPS CONTRACTS							$232,370	$(4,117)	$—	$(4,117)

[1]	Centrally cleared.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities

16 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 2019 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:
Commercial paper	$ —	$ 8,624,904	$ —	$ 8,624,904
Foreign Government Obligations	—	40,492,513	—	40,492,513
Money Market Funds	16,201,484	—	—	16,201,484
U.S. Treasury Bills	13,661,949	—	—	13,661,949
Long-Term Investments:
Asset-Backed Securities	—	147,461,502	—	147,461,502
Bank Loans	—	17,011,131	430,508	17,441,639
Common Stock	—	—	372,753	372,753
Corporates	—	614,279,881	—	614,279,881
Mortgage-Backed	—	665,551,234	1,792,416	667,343,650
Purchased Swaptions	—	3,285	—	3,285
U.S. Treasury Securities	462,143,181	—	—	462,143,181

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	463,570	—	463,570
Interest rate contracts	194,488	2,018,649	—	2,213,137
Liabilities:
Interest rate contracts	(385,286)	(2,024,740)	—	(2,410,026)

Total	$491,815,816	$1,493,881,929	$2,595,677	$1,988,293,422

*Other financial instruments include foreign currency exchange contracts, futures, swaps and written swaptions. Interest rate contracts include futures, swaps and written swaptions.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

18 / December 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$2,276,685	$905,259	$2,104,368
Accrued discounts/premiums	1,152	—	(31,490)
Realized (loss)	(91,777)	—	—
Change in unrealized (depreciation)*	(285,825)	(532,506)	(280,462)
Purchases	—	—	—
Sales	(1,469,727)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of December 31, 2019	$430,508	$372,753	$1,792,416

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(1,103,825) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

LOW DURATION BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$430,508	Third-party Vendor	Vendor Prices	$55.67	$55.67
Common Stock	$372,753	Broker Quote	Offered Quote	3.50	3.50
Mortgage-Backed Securities-Non- Agency	$1,792,416	Third-party Vendor	Vendor Prices	1.78	1.78

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

December 2019 / 19